Stockholders' Equity (Deficiency) (Tables)	9 Months Ended
Sep. 30, 2020
Equity [Abstract]
Schedule of Assumption Used for Valuation of Derivative Liability

The following inputs and assumptions were used for the valuation of the derivative liability:

	February 25, 2020	March 31, 2020	June 30, 2020	September 15, 2020
Stock Price	$17.50	$7.38	$9.65	$10.87
Projected Volatility	97.1%	102.7%	102.7%	110.7%
Risk-Free Rate	1.36%	0.38%	0.29%	0.31%